12. BORROWINGS, FINANCING AND DEBENTURES (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Borrowings Financing And Debentures Details 2Abstract
New funding transactions and amortization, beginning	R$ 29,510,844	R$ 30,441,018
Funding raised	2,154,471	538,771
Principal repayments	(5,019,978)	(1,528,023)
Payments of charges	(2,141,710)	(2,634,931)
Provision of charges	2,009,688	2,438,555
Write-off - sale of subsidiary LLC	(10,544)
Others	2,324,303	255,454
New funding transactions and amortization, ending	R$ 28,827,074	R$ 29,510,844